Supplement Dated March 4, 2019
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

VULDB, VULCV, VULCV-II

Lincoln Life Flexible Premium Variable Life Account R

SVUL, SVUL-II

Lincoln Life Flexible Premium Variable Life Account S

CVUL, CVUL Series III

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

VULDB, VULCV

LLANY Separate Account R for Flexible Premium Variable Life Insurance

SVUL

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

CG Variable Life Insurance Separate Account I

ACCRU VUL

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Neuberger Berman AMT Large Cap Value Portfolio. The Neuberger Berman Advisers Management Trust® has informed us that the Neuberger Berman AMT Large Cap Value Portfolio will be merged into the Neuberger Berman AMT Sustainable Equity Portfolio on or about April 30, 2019.  As a result of this merger, investments into the Neuberger Berman AMT Large Cap Value Portfolio will not be accepted after April 29, 2019.

At the time of the merger, policyowners of units of the Neuberger Berman AMT Large Cap Value Portfolio subaccount will automatically receive a proportionate number of units of the Neuberger Berman AMT Sustainable Equity Portfolio subaccount based on the unit value of each fund at the time of the merger.

As a result of this merger, the Neuberger Berman AMT Sustainable Equity Portfolio will be added as an investment option to your Policy beginning April 30, 2019. The Neuberger Berman AMT Large Cap Value Portfolio and the Neuberger Berman AMT Sustainable Equity Portfolio have similar investment goals and pursue substantially similar investment strategies. For more information, please refer to the fund prospectus.

Please retain this Supplement for future reference.